Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net Income (Loss)	$ (16,804)	$ (7,235)	$ (15,032)
Denominator:
-basic	355,001,931	347,119,359	341,070,214
-diluted	355,001,931	347,119,359	341,070,214
Basic net loss per share attributable to ordinary shareholders	$ (0.05)	$ (0.02)	$ (0.04)
Diluted net loss per share attributable to ordinary shareholders	$ (0.05)	$ (0.02)	$ (0.04)
Stock options and restricted share units
Net loss per share
Anti-dilutive and excluded from the calculation of diluted net loss per share (in shares)	16,561,074	16,271,301	15,418,093
ADS
Denominator:
Basic net loss per share attributable to ordinary shareholders	$ (2.84)	$ (1.25)	$ (2.64)
Diluted net loss per share attributable to ordinary shareholders	$ (2.84)	$ (1.25)	$ (2.64)